Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
Note 9:	Borrowed Funds

Short- term borrowings.  Short-term borrowings consist of Federal Home Loan Bank (“FHLB”) overnight advances and federal funds purchased and securities sold under agreements to repurchase.  Federal funds purchased are short-term borrowings that typically mature within one to ninety days and reprice daily.  As of December 31, 2011 and 2010 the balances of short-term advances from FHLB were $10,500  and $-0-, respectively.  Securities sold under agreements to repurchase consist of customer funds that are invested overnight in investment securities.   The following table shows the distribution of short-term borrowings, the weighted average interest rates thereon and the maximum month-end balance at the end of each of the last two years.

FHLB Short Term Advances	December 31, 2011	December 31, 2010
Balance at Year End	$10,500	$-
Weighted Avg Rate at Year End	0.049%	-%
Average Balance During the Year	682	-
Weighted Avg Rate During the Year	0.073%	-%
Maximum month-end Balance	10,500	-

Fed Funds Purchased
Balance at Year End	$-	$-
Weighted Avg Rate at Year End	-	-
Average Balance During the Year	66	73
Weighted Avg Rate During the Year	1.27%	1.18%
Maximum month-end Balance	-	-

Securities Sold Under Agreements to Repurchase
Balance at Year End	$4,176	$6,215
Weighted Avg Rate at Year End	0.74%	1.49%
Average Balance During the Year	5,475	6,250
Weighted Avg Rate During the Year	1.69%	1.75%
Maximum month-end Balance	10,044	10,441

Other short-term borrowings include our liability related to mortgage loans available for repurchase under GNMA optional repurchase programs.  As of December 31, 2011, we recorded approximately $2.2 million of commercial loans and $2.2 million of short-term borrowings in other liabilities on our balance sheet, respectively, as a result of “failed sale” accounting treatment, under the applicable accounting literature, for certain transfers of financial assets.

Federal Home Loan Bank Long Term Borrowings.  The Bank had fixed rate putable advances maturing on January 14, 2015 in the amount of $13,000, putable on January 14, 2010 and quarterly thereafter, with a weighted average rate of 2.99%.  Pursuant to collateral agreements with the FHLB, non-repurchase advances and other overnight facilities, which the Bank utilizes, are secured by qualifying first mortgage loans, commercial real estate, FHLB stock and interest-bearing demand deposits with the FHLB.

Structured Repurchase Agreements.  In a leverage strategy, on April 30, 2008, the Bank entered into two balance sheet leverage transactions (which consisted of four separate repurchase agreements, as set forth below) whereby it borrowed a total of $35,000 in multiple rate repurchase agreements with an initial average cost of 3.67% and invested the proceeds in U. S. Agency pass-through Mortgage Backed Securities (the “Securities”), which were pledged as collateral.  The Bank secured the borrowed funds by Securities valued at 116% of the outstanding principal balance of the borrowings.  The borrowings have original maturity dates ranging from four to ten years, with a weighted average maturity of 5.9 years and certain borrowings have a call option starting with periods ranging from one to two years after origination and are continuously callable after the initial call date.  During the loan term, any collateral that is subject to maturity or call is replaced with other U. S. Agency instruments approved by the lender.

A summary of the material terms of each agreement is set forth below.

Ten Year Non-Putable Three Year Liability Side Structured Repurchase Agreement.  The Bank agreed to transfer approximately $11,800 of U. S. Agency pass-through Mortgage Backed Securities as collateral for a $10,000 repurchase facility, bearing interest at market rates.  The termination for the repurchase facility is April 30, 2018, subject to early cancellation.

Ten Year Non-Putable Two Year Liability Side Structured Repurchase Agreement.  The Bank agreed to transfer approximately $5,900 of U. S. Agency pass-through Mortgage Backed Securities as collateral for a $5,000 repurchase facility, bearing interest at market rates.  The termination for the repurchase facility is April 30, 2018, subject to early cancellation.

Five Year Non-Putable Three Year Bermudan Structured Repurchase Agreement.  The Bank agreed to transfer approximately $11,800 of U. S. Agency pass-through Mortgage Backed Securities as collateral for a $10,000 repurchase facility, bearing interest at market rates.  The termination for the repurchase facility is April 30, 2013, subject to early cancellation.

Four Year Liability Side Structured Repurchase Agreement. The Bank agreed to transfer approximately $10,900 of U. S. Agency pass-through Mortgage Backed Securities as collateral for a $10,000 repurchase facility, bearing interest at market rates.  The termination for the repurchase facility is April 30, 2012.

Term Repurchase Agreements:
Repurchase agreement - rate 3.28%, due April 30, 2018, callable after April 30, 2011	$10,000
Repurchase agreement - rate 2.96%, due April 30, 2018, callable after April 30, 2010	5,000
Structured repurchase agreement - rate 3.71%, due April 30, 2013, callable after April 30, 2011, with embedded interest cap at LIBOR of 3.50% starting April 30, 2010	10,000
Structured repurchase agreement - rate 4.39%, due April 30, 2012, with embedded interest cap at LIBOR of 3.50% starting April 30, 2010	10,000
$35,000